Shareholders' Deficit - Additional Information (Detail) - $ / shares	6 Months Ended
	Jun. 30, 2024	Mar. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock shares authorized			14,647,823
Common stock par or stated value per share	$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares authorized	600,000,000		23,500,000
Common stock shares issued	35,255,013		4,678,950
Temporary equity shares outstanding		14,222,580
Class of warrants or rights period after which the warrants or rights are exercisable	30 days
Aggregate number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Public Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding	11,499,982		11,500,000
Class of warrants or rights redemption price per unit	$ 0.01
Class of warrants or rights minimum notice period to be given to warrant holders before redemption	30 days